Employee Benefit Plans	6 Months Ended
Sep. 30, 2012
Employee benefit plans

12. Employee benefit plans:

Nomura provides various pension plans and other post-employment benefits which cover certain employees worldwide. In addition, Nomura provides health care benefits to certain active and retired employees through its Nomura Securities Health Insurance Society.

Net periodic benefit cost

The net periodic benefit cost of the defined benefit plans includes the following components.

Japanese entities’ plans—

	Millions of yen
	Six months ended September 30
	2011	2012
Service cost	¥4,001	¥4,608
Interest cost	2,162	2,148
Expected return on plan assets	(1,566)	(2,043)
Amortization of net actuarial losses	1,579	1,738
Amortization of prior service cost	(573)	(771)

Net periodic benefit cost	¥5,603	¥5,680

	Millions of yen
	Three months ended September 30
	2011	2012
Service cost	¥2,011	¥2,396
Interest cost	1,081	1,074
Expected return on plan assets	(783)	(1,022)
Amortization of net actuarial losses	790	869
Amortization of prior service cost	(286)	(384)

Net periodic benefit cost	¥2,813	¥2,933

Nomura also recognized net periodic benefit cost of plans other than Japanese entities’ plans, which are not significant.